Derivative liabilities - Movements related to the warrants (Details) - CAD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2025	Feb. 29, 2024	Aug. 31, 2024
Derivative liabilities
Opening balance			$ 215,615
Closing balance	$ 1,803,367		1,803,367		$ 215,615
Warrant issued
Derivative liabilities
Opening balance			30,564	$ 5,558,822	5,558,822
Additions			3,188,389		765,733
Effect on fair value of repricing of warrants					896,458
Change in estimate of fair value			(1,416,165)		(7,190,449)
Closing balance	1,802,788		1,802,788		$ 30,564
Gain (loss) from valuation of derivative financial instruments	$ 1,385,601	$ 191,741	$ 1,416,165	$ 5,219,427